Financial instruments, Price Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Price Risk [Member]
Price Risk [abstract]
Bitcoin held	$ 0	$ 0